PROPERTY AND EQUIPMENT	9 Months Ended
Sep. 30, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 6 — PROPERTY AND EQUIPMENT

Property and equipment, net, consisted of the following (amounts in millions):

	September 30,	December 31,
	2020	2019
Rental fleet	$396.8	$285.1
Equipment and leasehold improvements:
Machinery and equipment	5.1	3.4
Autos and trucks	6.1	4.6
Leasehold improvements	8.6	7.0
Office equipment	3.0	2.3
Computer equipment	9.2	6.2

Total Cost	$428.8	$308.6

Less: accumulated depreciation and amortization
Rental fleet	(120.3)	(100.0)
Equipment and leasehold improvements and computer equipment	(14.8)	(12.1)

Total accumulated depreciation and amortization	(135.1)	(112.1)

	$293.7	$196.5

Total depreciation and amortization on property and equipment was $47.8 million and $33.2 million for the nine months ended September 30, 2020 and 2019 and $19.4 million and $14.0 million for the three months ended September 30, 2020 and 2019, respectively. The Company had assets related to capital leases, which are included in the machinery and equipment balance above. Such assets had gross carrying values totaling $3.9 million and $3.5 million, and accumulated amortization balances totaling $2.1 million and $1.3 million, as of September 30, 2020 and December 31, 2019, respectively. Of the $396.8 million and $285.1 million of gross cost of rental fleet, $15.4 million and $18.4 million were represented by guaranteed purchase obligation (“GPO”) assets as of September 30, 2020 and December 31, 2019, respectively.